Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Income Statement [Abstract]
Net sales	$ 169,420	$ 151,049	$ 146,608
Cost of sales	104,943	92,472	90,915
Gross profit	64,477	58,577	55,693
Selling, general and administrative expenses	65,867	67,106	66,754
Depreciation and amortization	4,845	3,859	3,264
Impairment of long-lived assets	309	46	2,788
Restructuring charges	0	1,182	894
Total operating expenses	71,021	72,193	73,700
Operating loss	(6,544)	(13,616)	(18,007)
Interest and other financial costs	5,683	4,689	3,988
Loss from continuing operations	(12,227)	(18,305)	(21,995)
Income taxes (benefits)	0	0	0
Net loss from continuing operations	(12,227)	(18,305)	(21,995)
Discontinued operations:
Loss from discontinued operations, net of tax	(552)	(381)	(1,592)
Gain on disposal of discontinued operations	0	0	37,682
Net (loss) income from discontinued operations, net of tax	(552)	(381)	36,090
Net (loss) income	$ (12,779)	$ (18,686)	$ 14,095
Weighted average common shares outstanding:
Basic	17,968	17,961	17,961
Diluted	17,968	17,961	18,393
Net (loss) income per common share:
Basic	$ (0.71)	$ (1.04)	$ 0.78
Diluted	(0.71)	(1.04)	0.77
Net (loss) from continuing operations per common share:
Basic	(0.68)	(1.02)	(1.22)
Diluted	$ (0.68)	$ (1.02)	$ (1.20)